Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE
The following table shows the total compensation for our NEOs for the past five fiscal years as set forth in the
Summary Compensation Table (SCT), the compensation actually paid (CAP) to our CEO, and on an average basis, our other NEOs, Olin’s total shareholder return (TSR), the TSR of our peer group (Peer Group TSR), our Net Income (Loss), and our financial performance measure for compensatory purposes, Adjusted EBITDA.  The CAP is calculated in accordance with Item 402(v) of Regulation S-K and is subject to the adjustments contained therein which may differ materially from our NEOs cash compensation as paid by Olin.

Year	SCT Total for First CEO (1) ($)	SCT Total for Second CEO (1) ($)	Average SCT Total for Other NEOs (2) ($)	CAP to First CEO (3) ($)	CAP to Second CEO (3) ($)	Average CAP to Other NEOs (3) (4) ($)	TSR (5) ($)	Peer Group TSR (5) ($)	Net Income (Loss) ($ in millions)	Adjusted EBITDA ($ in millions)

2024	$2,781,383	$20,358,134	$2,269,661	$(7,840,154)	$10,721,588	$388,243	$221	$113	$108.6	$873.9
2023	$11,982,531	N/A	$2,306,226	$13,528,609	N/A	$2,417,626	$347	$138	$460.2	$1,310.1
2022	$10,745,566	N/A	$2,386,281	$8,902,735	N/A	$572,337	$336	$119	$1,326.9	$2,427.8
2021	$10,105,293	N/A	$3,217,587	$41,203,583	N/A	$11,724,673	$359	$126	$1,296.7	$2,493.3
2020	$1,646,019	$8,030,259	$2,501,366	$8,191,019	$17,507,746	$4,232,125	$151	$108	$(969.9)	$636.0

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Other NEOs for each applicable year are as follows:
2024: Todd A. Slater, Brett A. Flaugher, Dana C. O’Brien, Florian J. Kohl, Patrick M. Schumacher, and Damian
Gumpel
2023: Todd A. Slater, Dana C. O’Brien, Patrick M. Schumacher, and Damian Gumpel
2022: Todd A. Slater, Dana C. O’Brien, Patrick M. Schumacher, Damian Gumpel, and Pat D. Dawson
2021: Todd A. Slater, Pat D. Dawson, James A. Varilek, and Damian Gumpel
2020: Todd A. Slater, Pat D. Dawson, James A. Varilek, and Brett A. Flaugher

Peer Group Issuers, Footnote	Our peer group reflects the performance of the S&P 1500 Commodity Chemicals Index.
Adjustment To PEO Compensation, Footnote	he following adjustments were made to the SCT total in order to calculate CAP for 2024:

	First CEO ($)	Second CEO ($)	Average Other NEOs ($)
Total Compensation from Summary Compensation Table	$2,781,383	$20,358,134	$2,269,661
Adjustments for Pension
Change in Pension Value and Nonqualified Deferred Compensation Earnings in the Summary Compensation Table	—	—	(87)
Service Cost	—	—	—
Total Adjustments for Pension	—	—	(87)

Adjustments for Equity Awards (i)
Grant Date Fair Value of Stock Awards in the Summary Compensation Table	—	(15,695,134)	(732,610)
Grant Date Fair Value of Option Awards in the Summary Compensation Table	—	(3,500,007)	(573,349)
Year-end Fair Value of Outstanding and Unvested Awards Granted in Current Year	—	9,558,595	483,831
Year-over-year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	—	—	(507,064)
Fair Value at Vest Date for Awards Granted and Vested in Current Year	—	—	—
Year-over-year Change in Fair Value Between Prior Year-end Fair Value and Vest Date Fair Value of Awards Granted in Prior Years	(3,755,222)	—	(396,300)
Prior Year-end Fair Value of Awards Which Failed to Meet Vesting Conditions	(6,866,315)	—	(155,839)
Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation	—	—	—
Total Adjustments for Equity Awards	(10,621,537)	(9,636,546)	(1,881,331)
Compensation Actually Paid	$(7,840,154)	$10,721,588	$388,243

Non-PEO NEO Average Total Compensation Amount	$ 2,269,661	$ 2,306,226	$ 2,386,281	$ 3,217,587	$ 2,501,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 388,243	2,417,626	572,337	11,724,673	4,232,125
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the SCT total in order to calculate CAP for 2024:

	First CEO ($)	Second CEO ($)	Average Other NEOs ($)
Total Compensation from Summary Compensation Table	$2,781,383	$20,358,134	$2,269,661
Adjustments for Pension
Change in Pension Value and Nonqualified Deferred Compensation Earnings in the Summary Compensation Table	—	—	(87)
Service Cost	—	—	—
Total Adjustments for Pension	—	—	(87)

Adjustments for Equity Awards (i)
Grant Date Fair Value of Stock Awards in the Summary Compensation Table	—	(15,695,134)	(732,610)
Grant Date Fair Value of Option Awards in the Summary Compensation Table	—	(3,500,007)	(573,349)
Year-end Fair Value of Outstanding and Unvested Awards Granted in Current Year	—	9,558,595	483,831
Year-over-year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	—	—	(507,064)
Fair Value at Vest Date for Awards Granted and Vested in Current Year	—	—	—
Year-over-year Change in Fair Value Between Prior Year-end Fair Value and Vest Date Fair Value of Awards Granted in Prior Years	(3,755,222)	—	(396,300)
Prior Year-end Fair Value of Awards Which Failed to Meet Vesting Conditions	(6,866,315)	—	(155,839)
Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation	—	—	—
Total Adjustments for Equity Awards	(10,621,537)	(9,636,546)	(1,881,331)
Compensation Actually Paid	$(7,840,154)	$10,721,588	$388,243

Equity Valuation Assumption Difference, Footnote	Our valuation assumptions used to calculate the fair value of equity awards reflect changes in our stock price and related volatility, changes to the length of the awards solely due to the passage of time, and updates to market driven assumptions such as the risk-free interest rate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Required Tabular Disclosure of Most Important Measures to Determine Compensation Actually Paid

Most Important Performance Measures
Adjusted Cash Flow
Levered Free Cash Flow
Adjusted EBITDA
Net Income (LTIP)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 221	347	336	359	151
Peer Group Total Shareholder Return Amount	113	138	119	126	108
Net Income (Loss)	$ 108,600,000	$ 460,200,000	$ 1,326,900,000	$ 1,296,700,000	$ (969,900,000)
Company Selected Measure Amount	873,900,000	1,310,100,000	2,427,800,000	2,493,300,000	636,000,000.0
Additional 402(v) Disclosure	The measures listed above represent the most important performance measures we use to determine compensation actually paid.  Adjusted Cash Flow, Levered Free Cash Flow and Adjusted EBITDA are measures used to assess performance against targets included in the 2024 STIP, as described in the CD&A under the heading “What We
Pay and Why: Elements of Compensation — Short-Term Incentive Program (STIP).”  Net Income and Relative Total
Shareholder Return are measures used to determine achievement of performance share units under our 2024 LTIP, as described in the CD&A under the heading “What We Pay and Why: Elements of Compensation — Long-Term Incentive
Compensation Program (LTIP).”

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Levered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income (LTIP)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87)
Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,881,331)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,831
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,064)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,300)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,839)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87)
Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(732,610)
Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,349)
Scott M. Sutton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,781,383	$ 11,982,531	$ 10,745,566	$ 10,105,293	$ 1,646,019
PEO Actually Paid Compensation Amount	(7,840,154)	$ 13,528,609	$ 8,902,735	$ 41,203,583	8,191,019
Scott M. Sutton [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,621,537)
Scott M. Sutton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,755,222)
Scott M. Sutton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,866,315)
Scott M. Sutton [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Scott M. Sutton [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,358,134
PEO Actually Paid Compensation Amount	10,721,588
Kenneth T. Lane [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,636,546)
Kenneth T. Lane [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,558,595
Kenneth T. Lane [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kenneth T. Lane [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,695,134)
Kenneth T. Lane [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,007)
John E. Fischer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,030,259
PEO Actually Paid Compensation Amount					$ 17,507,746
PEO
Pay vs Performance Disclosure
PEO Name	For 2024 through 2020, our First CEO represents Mr. Sutton who became President and CEO of Olin on September 1, 2020. For 2024, our Second CEO represents Mr. Lane who became President and CEO on March 18, 2024. For 2020, our Second CEO represents John E. Fischer who was Chairman, President, and CEO prior to Mr. Sutton.